Schedule of Investments (unaudited)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
4.30%, 07/15/30	$11,400	$11,445,965
Class A, 4.95%, 10/15/27	14,709	14,720,367
BA Credit Card Trust, 4.31%, 05/15/30	22,264	22,345,598
BMW Vehicle Lease Trust
4.43%, 09/27/27	24,707	24,723,040
4.75%, 07/27/26, (30-day Avg SOFR + 0.400%)(a)	207	206,716
BMW Vehicle Owner Trust
4.65%, 10/25/27, (30-day Avg SOFR + 0.300%)(a)	12,298	12,297,573
4.69%, 02/25/27, (30-day Avg SOFR + 0.340%)(a)	2,542	2,542,030
CarMax Auto Owner Trust
5.14%, 12/15/26, (30-day Avg SOFR + 0.800%)(a)	18	17,560
6.08%, 12/15/26	342	341,833
Chase Issuance Trust, 3.97%, 09/15/27	14,100	14,088,981
Citibank Credit Card Issuance Trust, 5.23%, 12/08/27	3,474	3,482,008
CNH Equipment Trust
4.67%, 08/15/28, (30-day Avg SOFR + 0.330%)(a)	20,148	20,141,770
4.74%, 10/15/27, (30-day Avg SOFR + 0.400%)(a)	2,509	2,508,544
5.42%, 10/15/27	2,871	2,876,938
CNH Equipment Trust 2025-B
4.37%, 11/15/28	7,306	7,304,537
4.68%, 11/15/28	9,206	9,207,953
Ford Credit Auto Lease Trust
4.37%, 03/15/28	20,656	20,640,541
4.75%, 08/15/27, (30-day Avg SOFR + 0.410%)(a)	7,559	7,564,975
5.18%, 02/15/27	2,330	2,334,053
Ford Credit Auto Owner Trust
4.59%, 10/15/27	11,795	11,799,442
4.70%, 01/15/27, (30-day Avg SOFR + 0.360%)(a)	2,331	2,331,110
4.75%, 12/15/27, (30-day Avg SOFR + 0.410%)(a)	13,135	13,128,908
5.40%, 04/15/27	4,495	4,505,762
Honda Auto Receivables Owner Trust
4.30%, 01/18/28	24,671	24,653,247
4.56%, 03/15/27	4,697	4,697,109
4.82%, 01/18/28, (1-day SOFR + 0.240%)(a)	14,122	14,147,328
5.36%, 09/15/26	2,088	2,089,198
Hyundai Auto Lease Securitization Trust
4.58%, 09/15/27(b)	9,294	9,306,130
4.60%, 06/15/27(b)	18,248	18,253,685
4.79%, 10/15/26, (30-day Avg SOFR + 0.450%)(a)(b)	2,750	2,750,434
5.04%, 09/15/27, (30-day Avg SOFR + 0.700%)(a)(b)	4,107	4,119,868
5.51%, 10/15/26(b)	5,595	5,602,007
Hyundai Auto Lease Securitization Trust 2025-C, 4.37%, 01/18/28(b)	6,389	6,385,463
Hyundai Auto Receivables Trust
4.33%, 12/15/27	12,694	12,680,365
4.45%, 08/15/28	32,612	32,632,027
4.53%, 09/15/27	10,129	10,127,389
Security	Par (000)	Value
4.68%, 12/15/27, (30-day Avg SOFR + 0.340%)(a)	$12,503	$12,506,127
4.71%, 06/15/27, (30-day Avg SOFR + 0.370%)(a)	4,381	4,382,227
Nissan Auto Lease Trust, 4.60%, 11/15/27	20,075	20,093,027
Nissan Auto Lease Trust 2025-B, 4.44%, 03/15/28	20,070	20,063,100
Nissan Auto Receivables Owner Trust
4.50%, 02/15/28	30,238	30,260,993
4.51%, 06/15/27	9,225	9,222,079
Porsche Financial Auto Securitization Trust, 4.45%, 01/24/28(b)	6,526	6,525,431
Porsche Innovative Lease Owner Trust, 4.60%, 12/20/27(b)	21,971	21,988,500
Toyota Auto Receivables Owner Trust
4.11%, 03/15/30	40,402	40,309,827
4.55%, 08/16/27	4,230	4,229,645
4.69%, 12/15/26, (30-day Avg SOFR + 0.350%)(a)	2,757	2,757,431
4.88%, 03/15/28, (30-day Avg SOFR + 0.540%)(a)	14,286	14,312,815
4.89%, 11/16/26, (30-day Avg SOFR + 0.550%)(a)	1,254	1,254,575
USAA Auto Owner Trust, 5.25%, 03/15/27(b)	3,595	3,598,201
Total Asset-Backed Securities — 9.1% (Cost: $549,284,906)		549,504,432
Certificates of Deposit
Banco Santander SA, 4.44%, 05/26/26	12,250	12,245,824
Bank of America NA, 4.67%, 04/02/26	12,930	12,930,095
Bank Of America NA, 4.78%, 05/06/26	6,300	6,304,801
Bank of Montreal/Chicago, 4.79%, 05/20/26, (1-day SOFR + 0.240%)(a)	25,000	25,033,694
Bank of Montreal/Chicago IL
4.72%, 11/17/25, (1-day SOFR + 0.400%)(a)	29,450	29,469,891
4.72%, 08/25/26(a)	22,070	22,072,069
Barclays Bank PLC/New York, 4.80%, 04/21/26, (1-day SOFR + 0.220%)(a)	15,000	15,014,468
BNP Paribas SA/New York
4.55%, 02/19/26	20,000	20,006,900
4.57%, 11/20/25, (1-day SOFR + 0.290%)(a)	20,000	20,004,824
Canadian Imperial Bank of Commerce, 4.50%, 10/09/25	8,390	8,389,105
Canadian Imperial Bank of Commerce/New York
4.62%, 02/09/26, (1-day SOFR + 0.300%)(a)	28,500	28,516,912
4.67%, 09/23/25, (1-day SOFR + 0.350%)(a)	22,750	22,758,966
4.67%, 11/12/25, (1-day SOFR + 0.470%)(a)	32,000	32,020,202
4.79%, 05/21/26, (1-day SOFR + 0.390%)(a)	5,000	5,008,362
Citibank NA
4.70%, 09/19/25, (1-day SOFR + 0.340%)(a)	40,000	40,012,476
4.75%, 03/27/26, (30-day Avg SOFR + 0.480%)(a)	22,820	22,836,513
Credit Agricole Corporate and Investment Bank/New York
4.40%, 10/07/25	15,000	14,996,657
4.40%, 07/31/26	30,000	30,000,000
4.41%, 11/07/25	22,600	22,598,454
4.51%, 11/12/25	10,000	10,000,772
4.54%, 10/09/25	25,500	25,503,195
Credit Industriel et Commercial/New York, 4.44%, 05/12/26	28,500	28,489,643

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Deutsche Bank AG/New York NY
4.40%, 07/17/26	$22,030	$22,011,869
4.98%, 04/23/26	19,000	18,998,423
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 4.46%, 09/25/25	9,570	9,570,094
First Abu Dhabi Bank USA NV, 4.47%, 10/14/25	13,560	13,561,059
KEB Hana Bank/NY, 4.59%, 03/05/26	20,190	20,186,329
Korea Development Bank (The), 4.40%, 03/02/26	22,750	22,750,000
Lloyds Bank, 4.41%, 05/15/26	25,705	25,690,621
Mitsubishi UFJ Trust & Banking Corp./New York, 4.63%, 03/03/26, (1-day SOFR + 0.340%)(a)	25,000	24,996,225
Mizuho Bank Ltd./New York
4.60%, 11/07/25	18,000	17,996,679
4.61%, 01/14/26	13,000	13,000,970
Mizuho Bank Ltd./New York NY, 4.47%, 12/08/25	15,000	15,000,668
Mizuho Bank Ltd/New York
4.68%, 03/11/26, (1-day SOFR + 0.240%)(a)	39,160	39,174,293
4.70%, 02/18/26, (1-day SOFR + 0.320%)(a)	21,000	21,010,630
MUFG Bank Ltd./New York
4.61%, 11/26/25, (1-day SOFR + 0.210%)(a)	22,000	22,003,676
4.61%, 12/03/25, (1-day SOFR + 0.370%)(a)	22,300	22,303,543
MUFG Bank Ltd/New York NY, 4.46%, 02/27/26	15,000	14,998,295
Natixis SA/New York NY
4.38%, 07/16/26	17,000	16,994,138
4.42%, 05/13/26	35,970	35,952,720
4.44%, 11/04/25	25,000	24,998,192
Nordea Bank Abp/New York, 4.53%, 12/17/25, (1-day SOFR + 0.150%)(a)	7,070	7,071,699
Nordea Bank Abp/New York NY, 4.57%, 03/17/26, (1-day SOFR + 0.250%)(a)	12,910	12,911,575
Nordea Bank Abp/New York NY., 4.43%, 11/24/25	25,000	25,001,177
Oversea-Chinese Banking Corp. Ltd./New York, 4.60%, 11/04/25, (1-day SOFR + 0.400%)(a)	25,000	25,001,850
Royal Bank of Canada, 4.50%, 10/07/25	27,335	27,332,288
Standard Chartered Bank (New York Branch), 4.60%, 02/11/26	25,270	25,273,108
Sumitomo Mitsui Financial Group Inc.
4.43%, 03/04/26	33,620	33,611,521
4.45%, 03/10/26	11,650	11,648,538
Svenska Handelsbanken AB/New York
4.48%, 09/10/25	23,390	23,388,910
4.61%, 11/12/25	14,000	14,003,196
Svenska Handelsbanken/New York
4.57%, 12/12/25, (1-day SOFR + 0.400%)(a)	15,000	15,001,929
4.74%, 04/30/26, (1-day SOFR + 0.450%)(a)	8,020	8,025,871
4.76%, 04/22/26, (1-day SOFR + 0.380%)(a)	19,250	19,267,396
Toronto-Dominion Bank, 4.54%, 03/04/26	8,320	8,321,769
Toronto-Dominion Bank/New York
4.50%, 10/07/25	11,000	10,998,233
4.71%, 09/22/25, (1-day SOFR + 0.350%)(a)	16,530	16,535,946
4.81%, 05/04/26, (1-day SOFR + 0.350%)(a)	7,720	7,732,079
UBS AG/Stamford CT, 4.49%, 11/03/25, (1-day SOFR + 0.350%)(a)	15,000	15,008,457
Total Certificates of Deposit — 19.4% (Cost: $1,161,380,093)		1,161,547,789
Commercial Paper
AbbVie Inc., 4.61%, 09/16/25	34,500	34,293,393
Air Liquide U.S. LLC, 4.41%, 10/20/25	17,800	17,625,261
Security	Par (000)	Value
Alimentation Couche-Tard Inc., 4.67%, 08/29/25	$14,240	$14,186,643
American Honda Finance Corp., 4.62%, 09/05/25	13,400	13,338,333
ANZ New Zealand Int'l Ltd./London, 4.42%, 02/17/26	26,940	26,291,511
Aquitaine Funding Co. LLC, 4.46%, 09/04/25	5,500	5,476,241
Barton Capital SA, 4.47%, 08/29/25, (1-day SOFR + 0.250%)(a)(b)	22,770	22,772,068
Bay Square Funding LLC, 4.53%, 10/01/25, (1-day SOFR + 0.350%)(a)(b)	13,500	13,501,147
BofA Securities Inc., 4.45%, 09/19/25	14,000	13,914,055
Britannia Funding Co LLC, 4.47%, 11/13/25	11,000	10,858,513
Brookfield BRP Holdings Canada Inc.
4.55%, 08/05/25	16,765	16,754,418
4.57%, 08/11/25	11,000	10,984,656
Canadian Imperial Bank of Commerce, 4.41%, 02/12/26	8,820	8,613,243
CDP Financial Inc., 4.43%, 03/09/26	32,000	31,151,907
Citigroup Global Markets Inc., 4.66%, 03/20/26, (1-day SOFR + 0.300%)(a)(b)	5,680	5,681,077
CRH America Finance Inc.
4.64%, 10/02/25	6,350	6,298,860
4.66%, 10/17/25	17,300	17,127,126
Danske Bank A/S
4.44%, 11/05/25	31,450	31,078,189
4.45%, 05/15/26	10,000	9,656,413
E.ON SE, 4.54%, 08/04/25	40,500	40,479,564
Eaton Capital ULC, 4.53%, 08/01/25	14,590	14,588,163
Equitable Short Term Funding LLC, 4.41%, 12/15/25	25,925	25,497,380
Evergy Kansas Central Inc., 4.53%, 08/01/25	500	499,937
FISERV Inc., 4.57%, 08/06/25	9,780	9,772,555
Helvetica Funding Co LLC, 4.43%, 10/10/25	20,660	20,481,233
Hqla Funding LLC, 4.39%, 08/01/25	29,750	29,746,370
HSBC Bank PLC, 4.66%, 02/24/26, (1-day SOFR + 0.250%)(a)(b)	8,000	8,001,353
HSBC USA Inc.
4.53%, 06/09/26	16,000	15,393,550
4.54%, 11/06/25	15,430	15,241,515
4.54%, 05/19/26	47,700	46,004,804
4.56%, 02/03/26	23,000	22,467,897
ING U.S. Funding LLC
4.42%, 10/07/25	20,000	19,834,256
4.52%, 11/14/25, (1-day SOFR + 0.250%)(a)(b)	15,000	15,003,406
4.58%, 12/23/25, (1-day SOFR + 0.310%)(a)(b)	35,000	35,005,166
Intrepid Funding Co LLC, 4.45%, 04/30/26	20,250	19,588,534
Jackson National Life Short Term Funding LLC, 4.47%, 11/19/25	10,000	9,864,148
Keurig Dr Pepper Inc., 4.55%, 08/07/25	11,970	11,959,410
Liberty Street Funding LLC, 4.45%, 11/21/25	51,810	51,095,530
Macquarie Bank Ltd.
4.41%, 07/20/26	4,750	4,552,458
4.44%, 05/19/26	6,250	6,032,548
4.45%, 03/19/26	6,560	6,377,961
Mainbeach Funding LLC, 4.41%, 08/27/25	9,415	9,383,949
Marubeni Finance America LLC, 4.69%, 08/20/25	9,750	9,724,669
National Australia Bank Ltd., 4.64%, 03/17/26, (1-day SOFR + 0.250%)(a)(b)	16,190	16,189,684
National Bank of Canada
4.41%, 11/04/25	14,660	14,489,632
4.41%, 06/04/26	32,670	31,482,642
4.70%, 04/24/26	20,240	20,239,939
Norfina Ltd., 4.37%, 09/08/25	12,900	12,839,223

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
NORTHROP GRUMAN Corp., 4.59%, 08/21/25	$60,000	$59,839,608
NTT FIN AMERS Inc. 08/25 ZCP, 4.39%, 08/12/25	6,360	6,350,706
Nutrien Ltd., 4.59%, 08/05/25	27,200	27,182,682
NUTRIEN Ltd., 4.64%, 09/02/25	5,890	5,865,051
Oversea-Chinese Banking Corp. Ltd., 4.41%, 09/18/25, (1-day SOFR + 0.280%)(a)(b)	10,200	10,200,592
Pure Grove Funding
4.47%, 11/18/25	33,000	32,555,662
4.47%, 02/25/26	17,050	16,618,998
Royal Bank of Canada, 4.36%, 05/27/26	15,000	14,474,407
Salisbury Receivables Co. LLC
4.34%, 08/01/25	31,270	31,266,229
4.45%, 11/03/25	45,950	45,416,874
Skandinaviska Enskilda Banken AB, 4.66%, 04/22/26, (1-day SOFR + 0.210%)(a)(b)	20,350	20,368,146
Societe Generale SA, 4.42%, 10/31/25	20,750	20,517,992
Swedbank AB, 4.51%, 10/01/25, (1-day SOFR + 0.170%)(a)(b)	30,370	30,378,908
VW Credit Inc., 4.63%, 09/24/25	5,200	5,163,495
Washington Morgan Capital Co. LLC, 4.58%, 12/19/25, (5-year CMT + 2.486%)(a)(b)	25,000	25,002,300
Westpac Banking Corp., 4.54%, 12/18/25, (1-day SOFR + 0.250%)(a)(b)	26,000	26,004,043
Westpac Securities NZ Ltd./London, 4.43%, 10/30/25	25,000	24,723,230
Total Commercial Paper — 20.9% (Cost: $1,253,465,124)		1,253,369,453
Corporate Bonds & Notes
Aerospace & Defense — 0.3%
General Dynamics Corp., 3.50%, 04/01/27(c)	6,265	6,200,254
Lockheed Martin Corp., 4.95%, 10/15/25	6,195	6,199,115
RTX Corp., 5.00%, 02/27/26(c)	5,590	5,600,390
		17,999,759
Agriculture — 0.2%
Cargill Inc., 4.88%, 10/10/25(b)(c)	14,235	14,237,665
Auto Manufacturers — 6.6%
American Honda Finance Corp.
4.40%, 10/05/26(c)	13,820	13,804,984
4.84%, 01/12/26, (1-day SOFR + 0.500%)(a)(c)	14,260	14,272,652
4.89%, 05/21/26, (1-day SOFR + 0.550%)(a)	10,955	10,968,257
4.94%, 08/14/25, (1-day SOFR + 0.600%)(a)	29,460	29,463,329
5.01%, 07/15/26, (1-day SOFR + 0.650%)(a)(c)	7,500	7,515,091
5.07%, 10/05/26, (1-day SOFR Index + 0.720%)(a)	10,000	10,018,783
BMW U.S. Capital LLC
4.65%, 08/13/26(b)(c)	5,695	5,701,108
5.14%, 08/13/26, (1-day SOFR Index + 0.800%)(a)(b)	13,660	13,694,716
Daimler Truck Finance North America LLC
4.95%, 01/13/28(b)	8,705	8,775,271
5.00%, 01/15/27(b)(c)	10,660	10,735,364
Daimler Trucks Finance North America LLC, 5.60%, 08/08/25(b)	10,155	10,156,626
Hyundai Capital America
4.30%, 09/24/27(b)(c)	13,825	13,725,378
4.85%, 03/25/27(b)	14,215	14,259,504
5.25%, 01/08/27(b)	12,500	12,606,692
5.38%, 09/24/27, (1-day SOFR + 1.030%)(a)(b)	13,825	13,842,318
5.45%, 06/24/26(b)(c)	8,765	8,827,205
Security	Par (000)	Value
Auto Manufacturers (continued)
5.47%, 06/23/27, (1-day SOFR + 1.120%)(a)(b)(c)	$15,375	$15,436,512
5.49%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)	14,525	14,526,307
5.95%, 09/21/26(b)(c)	15,400	15,611,362
6.25%, 11/03/25(b)(c)	15,600	15,652,552
Mercedes-Benz Finance North America LLC
4.88%, 07/31/26(b)(c)	13,690	13,745,589
4.90%, 01/09/26(b)(c)	15,240	15,255,197
5.02%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(c)	15,240	15,257,101
5.38%, 08/01/25(b)(c)	15,290	15,290,000
Toyota Motor Credit Corp.
3.65%, 08/18/25	13,145	13,138,086
4.35%, 10/08/27	13,670	13,686,346
4.79%, 04/10/26, (1-day SOFR Index + 0.450%)(a)(c)	13,670	13,683,533
5.20%, 05/15/26(c)	13,955	14,037,874
Volkswagen Group of America Finance LLC
5.18%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)	14,160	14,172,337
5.80%, 09/12/25(b)	10,000	10,009,855
		397,869,929
Banks — 13.7%
ASB Bank Ltd., 5.35%, 06/15/26(b)(c)	13,000	13,093,354
Australia & New Zealand Banking Group Ltd., 5.09%, 12/08/25	10,810	10,828,192
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27(c)	15,240	15,360,880
5.67%, 10/03/25	15,000	15,025,828
Bank of New York Mellon Corp. (The), 4.44%, 06/09/28, (1-year CMT + 0.830%)(a)(c)	5,610	5,620,901
Banque Federative du Credit Mutuel SA
4.94%, 01/26/26(b)	17,400	17,428,769
5.09%, 01/23/27(b)(c)	15,260	15,389,710
BPCE SA
5.10%, 01/26/26(b)(c)	15,230	15,268,329
5.20%, 01/18/27(b)(c)	9,455	9,549,485
Citibank NA
5.05%, 08/06/26, (1-day SOFR + 0.708%)(a)(c)	8,400	8,434,609
5.16%, 09/29/25, (1-day SOFR + 0.805%)(a)	15,440	15,447,905
5.49%, 12/04/26(c)	15,380	15,581,792
Commonwealth Bank of Australia, 4.82%, 11/27/26, (1-day SOFR + 0.460%)(a)(b)(c)	13,900	13,928,106
Commonwealth Bank of Australia/New York
4.42%, 03/14/28(c)	14,015	14,095,605
5.50%, 09/12/25	15,210	15,222,932
Cooperatieve Rabobank UA/NY
4.37%, 05/27/27(c)	45,780	45,930,694
4.88%, 01/21/28	26,305	26,731,835
Goldman Sachs Bank USA/New York
5.12%, 03/18/27, (1-day SOFR + 0.770%)(a)	14,180	14,208,684
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	14,180	14,231,593
JPMorgan Chase & Co., 1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	26,260	25,694,961
JPMorgan Chase Bank NA, 5.11%, 12/08/26	12,000	12,112,669
KeyBank NA, 4.70%, 01/26/26	3,275	3,272,931
KeyBank NA/Cleveland OH, 4.15%, 08/08/25	5,370	5,368,725
Macquarie Bank Ltd., 5.39%, 12/07/26(b)(c)	6,210	6,301,259
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28, (1-day SOFR + 0.727%)(a)	4,710	4,704,980
National Australia Bank Ltd.
4.86%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)	13,400	13,406,925
4.93%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	15,220	15,246,226

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
4.31%, 06/13/28(c)	$12,095	$12,122,863
4.75%, 12/10/25	10,290	10,296,797
4.97%, 01/12/26	17,800	17,840,146
National Securities Clearing Corp., 4.35%, 05/20/27(b)(c)	26,590	26,649,480
NatWest Markets PLC, 4.79%, 03/21/28(b)(c)	22,400	22,593,635
Nordea Bank Abp
4.75%, 09/22/25(b)	16,900	16,901,036
5.05%, 03/17/28, (1-day SOFR + 0.700%)(a)(b)	11,765	11,803,065
PNC Bank N.A.
4.54%, 05/13/27, (1-day SOFR + 0.590%)(a)(c)	22,560	22,532,299
4.84%, 01/15/27, (1-day SOFR + 0.500%)(a)	13,805	13,814,991
Skandinaviska Enskilda Banken AB, 4.38%, 06/02/28(b)(c)	30,540	30,626,073
State Street Bank & Trust Co., 4.80%, 11/25/26, (1-day SOFR + 0.460%)(a)(c)	5,720	5,723,741
Sumitomo Mitsui Financial Group Inc., 5.46%, 01/13/26	17,800	17,863,742
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/27(b)(c)	13,820	13,819,874
5.65%, 09/14/26(b)(c)	12,000	12,147,922
Svenska Handelsbanken AB, 4.38%, 05/23/28(b)(c)	12,460	12,507,794
Toronto-Dominion Bank (The), 4.83%, 08/29/25, (1-day SOFR + 0.480%)(a)	18,460	18,465,610
Truist Bank, 4.42%, 07/24/28, (5-year CMT + 2.701%)(a)	36,315	36,262,374
UBS AG, 5.28%, 09/11/25, (1-day SOFR + 0.930%)(a)	8,000	8,007,440
UBS AG/London, 5.80%, 09/11/25	8,000	8,009,085
UBS AG/Stamford CT, 4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)	16,755	16,860,329
United Overseas Bank Ltd., 4.96%, 04/02/28, (1-day SOFR Index + 0.580%)(a)(b)	14,125	14,155,898
Wells Fargo & Co.
5.12%, 01/24/28, (1-day SOFR + 0.780%)(a)(c)	13,160	13,179,582
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	9,200	9,247,973
Wells Fargo Bank NA
4.81%, 01/15/26	15,250	15,271,683
5.05%, 01/15/26, (1-day SOFR + 0.710%)(a)	15,250	15,278,297
Westpac Banking Corp.
4.86%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)	13,570	13,614,964
5.07%, 11/17/25, (1-day SOFR + 0.720%)(a)	15,440	15,463,477
		818,548,049
Beverages — 0.3%
PepsiCo Inc., 5.25%, 11/10/25	15,440	15,471,173
Commercial Services — 0.3%
PayPal Holdings Inc.
4.45%, 03/06/28	6,610	6,642,479
5.02%, 03/06/28, (1-day SOFR + 0.670%)(a)(c)	10,625	10,670,900
		17,313,379
Computers — 0.6%
Accenture Capital Inc., 3.90%, 10/04/27(c)	9,390	9,328,985
International Business Machines Corp., 3.30%, 05/15/26(c)	27,435	27,192,599
		36,521,584
Security	Par (000)	Value
Diversified Financial Services — 0.9%
American Express Co.
5.09%, 04/23/27, (1-day SOFR + 0.750%)(a)(c)	$13,960	$13,997,890
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	15,700	15,761,987
CDP Financial Inc., 4.50%, 02/13/26(b)	9,219	9,220,172
USAA Capital Corp., 4.38%, 06/01/28(b)	15,395	15,426,482
		54,406,531
Electric — 2.0%
DTE Electric Co., 4.25%, 05/14/27(c)	1,880	1,879,735
Florida Power & Light Co., 4.45%, 05/15/26(c)	7,965	7,963,919
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/28(c)	6,125	6,176,971
NextEra Energy Capital Holdings Inc.
4.69%, 09/01/27	9,825	9,873,217
4.85%, 02/04/28(c)	10,270	10,378,060
5.11%, 01/29/26, (1-day SOFR Index + 0.760%)(a)(c)	15,380	15,415,764
5.75%, 09/01/25	40,600	40,625,224
WEC Energy Group Inc.
4.75%, 01/09/26(c)	10,000	10,000,550
5.00%, 09/27/25	7,465	7,467,187
Wisconsin Public Service Corp., 5.35%, 11/10/25	8,520	8,527,956
		118,308,583
Electronics — 0.1%
Amphenol Corp.
4.75%, 03/30/26	2,840	2,843,982
5.05%, 04/05/27(c)	5,800	5,866,537
		8,710,519
Environmental Control — 0.2%
Waste Management Inc., 4.95%, 07/03/27	9,390	9,518,631
Food — 0.9%
Mars Inc., 4.45%, 03/01/27(b)	17,705	17,729,799
Nestle Holdings Inc., 4.00%, 09/12/25(b)(c)	17,000	16,985,745
Walmart Inc., 3.90%, 09/09/25	20,000	19,984,749
		54,700,293
Health Care - Products — 0.6%
Stryker Corp., 4.55%, 02/10/27	26,280	26,361,029
Thermo Fisher Scientific Inc., 5.00%, 12/05/26	10,000	10,081,759
		36,442,788
Health Care - Services — 0.3%
Roche Holdings Inc., 5.27%, 11/13/26(b)(c)	13,170	13,334,334
UnitedHealth Group Inc., 4.75%, 07/15/26(c)	3,995	4,007,621
		17,341,955
Insurance — 5.7%
Athene Global Funding
4.83%, 05/09/28(b)	39,000	39,163,113
5.01%, 08/10/26, (1-day SOFR + 0.680%)(a)(b)	7,190	7,191,461
5.08%, 07/16/26, (1-day SOFR Index + 0.750%)(a)(b)	18,505	18,532,138
5.30%, 03/06/28, (1-day SOFR Index + 0.950%)(a)(b)	48,025	48,249,277
Equitable America Global Funding, 4.65%, 06/09/28(b)	22,850	22,912,494
MassMutual Global Funding II
4.15%, 08/26/25(b)(c)	7,302	7,299,997
4.30%, 10/22/27(b)(c)	9,274	9,268,283
4.45%, 03/27/28(b)	28,446	28,572,111
5.32%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)	15,252	15,346,562
Metropolitan Life Global Funding I, 5.00%, 01/06/26(b)(c)	10,000	10,017,264

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
New York Life Global Funding
3.60%, 08/05/25(b)	$16,500	$16,497,919
4.92%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)(c)	25,000	25,043,273
Northwestern Mutual Global Funding, 4.49%, 03/21/28(b)(c)	20,970	21,069,814
Pacific Life Global Funding II, 4.82%, 02/04/27, (1-day SOFR + 0.480%)(a)(b)(c)	23,140	23,140,069
Pricoa Global Funding I, 4.40%, 08/27/27(b)(c)	8,500	8,502,901
Principal Life Global Funding II, 4.60%, 08/19/27(b)(c)	13,570	13,596,822
Protective Life Global Funding
4.99%, 01/12/27(b)(c)	15,250	15,356,921
5.37%, 01/06/26(b)(c)	10,000	10,030,606
		339,791,025
Internet — 0.3%
eBay Inc., 5.90%, 11/22/25	17,600	17,649,533
Machinery — 1.5%
Caterpillar Financial Services Corp.
4.35%, 05/15/26(c)	15,800	15,793,791
4.50%, 01/07/27(c)	13,130	13,184,294
4.73%, 01/07/27, (1-day SOFR + 0.380%)(a)	10,545	10,551,350
John Deere Capital Corp.
4.20%, 07/15/27(c)	5,820	5,824,594
4.80%, 01/09/26	17,800	17,826,998
4.82%, 10/22/25, (1-day SOFR + 0.480%)(a)(c)	15,240	15,250,967
Series ., 4.50%, 01/08/27(c)	13,130	13,185,798
		91,617,792
Manufacturing — 0.6%
Siemens Funding BV, 4.35%, 05/26/28(b)	37,720	37,838,073
Mining — 0.2%
Rio Tinto Finance USA PLC
4.38%, 03/12/27(c)	5,585	5,600,631
5.19%, 03/14/28, (1-day SOFR Index + 0.840%)(a)(c)	7,450	7,505,620
		13,106,251
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co., 4.83%, 02/20/26, (1-day SOFR + 0.490%)(a)(c)	8,820	8,831,466
Pipelines — 0.2%
Enterprise Products Operating LLC, 5.05%, 01/10/26	12,365	12,387,254
Retail — 0.9%
Home Depot Inc. (The)
4.00%, 09/15/25	5,170	5,165,983
5.15%, 06/25/26(c)	12,655	12,743,965
Lowe's Companies Inc.
4.40%, 09/08/25	11,510	11,505,263
4.80%, 04/01/26(c)	6,660	6,666,749
Starbucks Corp., 4.85%, 02/08/27(c)	14,940	15,030,968
		51,112,928
Semiconductors — 0.2%
Advanced Micro Devices Inc., 4.21%, 09/24/26(c)	14,045	14,044,739
Software — 0.2%
Intuit Inc., 5.25%, 09/15/26	11,165	11,269,007
Security	Par (000)	Value
Telecommunications — 0.9%
NBN Co. Ltd., 4.00%, 10/01/27(b)(c)	$27,660	$27,359,317
NTT Finance Corp., 4.57%, 07/16/27(b)	15,670	15,683,870
Verizon Communications Inc., 4.13%, 03/16/27(c)	8,305	8,279,622
		51,322,809
Total Corporate Bonds & Notes — 37.8% (Cost: $2,259,373,835)		2,266,361,715
Municipal Debt Obligations
New York — 0.3%
New York City Transitional Finance Authority RB
4.48%, 05/01/27	1,670	1,675,874
4.51%, 11/01/26	14,325	14,361,213
Taxable Municipal Funding Trust RB, VRDN, 4.65%, 09/04/25(b)(d)	1,240	1,240,000
		17,277,087
Total Municipal Debt Obligations — 0.3% (Cost $17,235,000)		17,277,087
Repurchase Agreements(a)(e)
Bank of America Securities Inc., 4.62%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $54,757,026, collateralized by non-agency mortgage-backed security, 0.00% to 6.89%, due 08/15/41 to 05/25/56, par and fair value of $186,857,989 and $58,582,501, respectively)	54,750	54,750,000
Bank of America Securities Inc., 4.83%, 08/1/25 (Purchased on 7/31/25 to be repurchased at $19,002,549, collateralized by non-agency mortgage-backed security, 3.65% to 9.07%, due 07/07/27 to 12/16/41, par and fair value of $32,205,922 and $20,479,427, respectively)	19,000	19,000,000
BNP Paribas, 4.69%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $46,756,090, collateralized by non-agency mortgage-backed security, 2.25% to 10.00%, due 11/15/25 to 12/31/79, par and fair value of $51,739,000 and $51,385,888, respectively)	46,750	46,750,000
Citigroup Global Markets Inc, 4.63%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $96,012,347, collateralized by non-agency mortgage-backed security, 0.00% to 8.20%, due 11/05/28 to 06/15/63, par and fair value of $115,446,557 and $110,749,314, respectively).	96,000	96,000,000
Citigroup Global Markets Inc, 4.65%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $12,001,550, collateralized by non-agency mortgage-backed security, 0.00% to 6.75%, due 11/05/28 to 02/25/67, par and fair value of $26,659,082 and $13,800,001, respectively)	12,000	12,000,000
Duetsche Bank Securities, 4.78%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $30,003,983, collateralized by non-agency mortgage-backed security, 2.30% to 9.25%, due 10/01/25 to 01/15/84, par and fair value of $33,091,000 and $31,500,564, respectively)	30,000	30,000,000

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Goldman Sachs & Co. LLC, 4.84%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $90,012,100, collateralized by U.S. Government Agency and non-agency mortgage-backed security, 1.48% to 9.07%, due 07/15/27 to 06/17/41, par and fair value of $147,630,035 and $94,500,001, respectively)	$90,000	$90,000,000
Mizuho Securities USA Inc., 4.78%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $6,000,797, collateralized by non-agency mortgage-backed security, 5.41%, due 04/15/38, par and fair value of $6,185,274 and $6,300,000, respectively).	6,000	6,000,000
Mizuho Securities USA Inc., 4.88%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $120,016,267, collateralized by non-agency mortgage-backed security, 2.54% to 8.97%, due 04/17/28 to 03/25/67, par and fair value of $147,951,470 and $128,652,709, respectively)	120,000	120,000,000
Morgan Stanley & Co.LLC, 4.87%, 08/01/25 (Purchased on 07/31/25 to be repurchased at $35,004,735, collateralized by non-agency mortgage-backed security, 3.15% to 11.53%, due 01/15/30 to 05/25/52, par and fair value of $45,031,784 and $38,500,001, respectively)	35,000	35,000,000
Wells Fargo Securities, 4.74%, 08/01/25 (Purchased on 7/31/25 to be repurchased at $90,011,850, collateralized by non-agency mortgage-backed security, 1.84% to 6.60%, due 07/05/33 to 02/25/70, par and fair value of $113,360,163 and $99,261,400, respectively)	90,000	90,000,000
Total Repurchase Agreements — 10.0% (Cost: $599,500,000)		599,500,000
U.S. Government Obligations
U.S. Government Obligations — 2.9%
U.S. Treasury Note/Bond
1.63%, 02/15/26(c)	11,860	11,692,477
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 09/30/26	$13,825	$13,724,553
3.75%, 08/31/26	27,420	27,298,966
3.88%, 03/31/27	30,000	29,940,234
4.13%, 10/31/26	41,195	41,191,782
4.88%, 11/30/25	21,000	21,029,531
5.00%, 08/31/25	15,530	15,535,739
5.00%, 09/30/25	15,500	15,513,684
Total U.S. Government Obligations — 2.9% (Cost: $175,713,865)		175,926,966
	Shares
Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	105,292,504	105,334,621
Total Money Market Funds — 1.8% (Cost: $105,315,459)		105,334,621
Total Investments — 102.2% (Cost: $6,121,268,282)		6,128,822,063
Liabilities in Excess of Other Assets — (2.2)%		(130,983,502)
Net Assets — 100.0%		$5,997,838,561

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)	Maturity date represents next reset date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%	$105,164,428	$189,988 (a)	$—	$(2,303)	$(17,492)	$105,334,621	105,292,504	$177,306 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)	—	0 (a)	—	—	—	—	—	181,963	—
				$(2,303)	$(17,492)	$105,334,621		$359,269	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Ultra Short Duration Bond Active ETF
(Formerly iShares® Ultra Short-Term Bond Active ETF)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Asset-Backed Securities	$—	$549,504,432	$—	$549,504,432
Certificates of Deposit	—	1,161,547,789	—	1,161,547,789
Commercial Paper	—	1,253,369,453	—	1,253,369,453
Corporate Bonds & Notes	—	2,266,361,715	—	2,266,361,715
Municipal Debt Obligations	—	17,277,087	—	17,277,087
Repurchase Agreements	—	599,500,000	—	599,500,000
U.S. Government & Agency Obligations	—	175,926,966	—	175,926,966
Money Market Funds	105,334,621	—	—	105,334,621
	$105,334,621	$6,023,487,442	$—	$6,128,822,063

Portfolio Abbreviation
CMT	Constant Maturity Treasury
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate